John Deere Owner Trust 2019	EXHIBIT 99.2
Statement to Certificateholders

$290,000,000 Class A-1 2.63163% Asset Backed Notes due March 16, 2020
$324,580,000 Class A-2 2.85% Asset Backed Notes due December 15, 2021
$314,000,000 Class A-3 2.91% Asset Backed Notes due July 17, 2023
$85,000,000 Class A-4 3.00% Asset Backed Notes due January 15, 2026
$25,993,354 Overcollateralization

Payment Date:			17-Jun-19

(1)	Amount of principal being paid or distributed:

	(a)	Class A-1 Notes:	$32,771,680.76
		per $1,000 original principal amount:	$113.01

	(b)	Class A-2 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(c)	Class A-3 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(d)	Class A-4 Notes:	$0.00
		per $1,000 original principal amount:	$0.00

	(f)	Total:	$32,771,680.76

(2)	(a)	Amount of interest being paid or distributed:

		(i) Class A-1 Notes:	$450,757.13
		per $1,000 original principal amount:	$1.55

		(ii) Class A-2 Notes:	$770,877.50
		per $1,000 original principal amount:	$2.38

		(iii) Class A-3 Notes:	$761,450.00
		per $1,000 original principal amount:	$2.43

		(iv) Class A-4 Notes:	$212,500.00
		per $1,000 original principal amount:	$2.50

		(v) Total:	$2,195,584.63

(3)	(a)	Pool Balance (excluding accrued interest) at end of related Collection Period:	$938,481,058.67

	(b)	Note Value at end of related Collection Period:	$903,657,367.97

	(c)	Amount of Overcollateralization (Note Value less the aggregate principal amount of Notes) at end of related Collection Period:	25,993,354.00

(4)	After giving effect to distributions on this Payment Date:

	(a)	(i) Outstanding Principal Amount of Class A-1 Notes:	$154,084,014.47
		(ii) A-1 Note Pool Factor:	0.5313242

	(b)	(i) Outstanding Principal Amount of Class A-2 Notes:	$324,580,000.00
		(ii) A-2 Note Pool Factor:	1.0000000

	(c)	(i) Outstanding Principal Amount of Class A-3 Notes:	$314,000,000.00
		(ii) A-3 Note Pool Factor:	1.0000000

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	(d)	(i) Outstanding Principal Amount of Class A-4 Notes:	$85,000,000.00
		(ii) A-4 Note Pool Factor:	1.0000000

(5)	(a)	Amount of Servicing Fee:	$811,550.81
		(i) per $1,000 original principal amount:	$0.75
	(b)	Amount of Servicing Fee earned:	$811,550.81
	(c)	Amount of Servicing Fee paid:	$811,550.81
	(d)	Amount of Servicing Fee Shortfall:	$0.00

(6)	Amount of Administration Fee:		$100.00

(7)	Amount paid to Indenture Trustee:		$0.00

(8)	Amount paid to Owner Trustee:		$0.00

(9)	Amount paid to Asset Representations Reviewer:
	(a)	Section 5.04 (iii) - Asset Representations Review Fees	$0.00
	(b)	Section 5.04 (ix) - Asset Representations Review Fees	$0.00

(10)	Amount paid to Certificateholder:		$2,086,072.31

(11)	(i)	Amount in Reserve Account:	$10,395,734.00
	(ii)	Specified Reserve Account Balance:	$10,395,734.00

(12)	(i)	Payoff Amount of Receivables 60 days or more past due:	$3,250,842.62
	(ii)	Payoff Amount of Receivables 60 days or more past due as a % of the Pool Balance:	0.35%

(13)	(i)	Aggregate amount of net losses for the collection period:	$31,712.16
	(ii)	Cumulative amount of net losses:	$53,173.95
	(iii)	Cumulative net loss as a percent of Initial Pool Balance (Cumulative Net Loss Ratio):	0.00%

(14)	(a)	Number of Receivables that were the subject of a repurchase demand in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(b)	Number of Purchased Receivables in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Purchased Receivables:	$1,107,936.43
		(ii) % of Pool Balance:	0.11%

	(c)	Number of Receivables pending repurchase (within cure period) in the related Collection Period:
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(d)	Number of repurchase demands in dispute in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(e)	Number of repurchase demands withdrawn in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

	(f)	Number of repurchase demands rejected in the related Collection Period:	$0.00
		(i) Aggregate Principal Balance of related Receivables:	$0.00
		(ii) % of Pool Balance:	0.00%

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